Main Regulations and Other - Additional Information (Detail) $ in Millions, $ in Millions																						1 Months Ended				12 Months Ended
	Feb. 01, 2022	Jan. 01, 2021	Mar. 31, 2020	Nov. 01, 2019 $ / bbl $ / Per_Unit	Oct. 01, 2019 Installments	Aug. 21, 2019	Aug. 15, 2019 $ / bbl $ / Per_Unit	Mar. 31, 2019	Dec. 04, 2018 USD ($)	Sep. 04, 2018	Aug. 01, 2018	Jun. 02, 2018	May 07, 2018	Apr. 03, 2018 Installment	Apr. 01, 2018	Dec. 01, 2017	Apr. 01, 2017	Jan. 13, 2017	May 20, 2016	May 18, 2016 MMBTU	Oct. 31, 2014	Mar. 31, 2020	Feb. 28, 2019 USD ($) Installments	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019 ARS ($) MMBTU	Dec. 31, 2019 USD ($) MMBTU	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012 MMBTU	Dec. 14, 2019 Pesos	Aug. 30, 2019 MMBTU	Jul. 31, 2019 $ / bbl	Jun. 30, 2019 $ / bbl	Jun. 24, 2019	May 31, 2019 $ / bbl	Apr. 01, 2019	Jan. 01, 2019 Pesos	Sep. 21, 2016 USD ($)	Jul. 13, 2016 USD ($)
Main regulations and others [line items]
Purchase price | $ / bbl				59
Monthly consecutive installments | Installments					30
Effective interest rate determination period					30 days
Accumulated daily differences calculation description																											ENARGAS will define the exchange rate to be considered for the conversion into Pesos based on the average selling exchange rate	ENARGAS will define the exchange rate to be considered for the conversion into Pesos based on the average selling exchange rate
Percentage of penalty of cost on exported gas not re-entered																		50.00%
Debt cancelled description																											The debt began to be canceled as of January 2019 in 30 monthly and consecutive installments, in Pesos, at the monthly average reference rate set forth in the Communication A 3500 of the BCRA (Wholesale) of the month preceding each installment.	The debt began to be canceled as of January 2019 in 30 monthly and consecutive installments, in Pesos, at the monthly average reference rate set forth in the Communication A 3500 of the BCRA (Wholesale) of the month preceding each installment.
Consent expression term																											10 days	10 days
Percentage of compensation distributed in program to companies																											88.00%	88.00%
Percentage of compensation distributed in program to province																											12.00%	12.00%
New resolution modification description																											On November 2, 2017, MINEM Resolution No. 419-E/2017 was published and its Annex replaces the similar Annex of Resolution No. 46-E/2017. The new resolution modifies the previous one in the following aspects: a) It defines that the Initial Production to be calculated will be the “monthly mean Non-Conventional Gas production assessed for the period between July 2016 and June 2017”. It also states that the Production Included, to the effect of the compensation, will be i) for the concessions with Initial Production lower than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting company is entitled, and ii) for the concessions with Initial Production higher than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting party is entitled, discounting the Initial Production. b) It modifies the definition of Effective Price, previously defined as “the average price weighted by volume of total natural gas sales of each company in the domestic market”, to “the average price weighted by volume of total natural gas sales in the Argentine Republic that will be published by the Secretariat of Hydrocarbon Resources”, regulating the guidelines to be followed for such calculation. c) A requirement to qualify for the Program is included, that is, that the investment plan submitted for each concession reaches a yearly mean production, in any consecutive period of twelve months before December 31, 2019, equal to or higher than 500,000 m3/day, and the obligation to reimburse the amounts of the compensation received (updated to reflect interest) corresponding to the concessions that do not reach the above mentioned production level, with the possibility that the SRH may require filing a surety bond to guarantee the eventual reimbursement of the compensation received by the participating companies, and retaining the power to suspend payments if such bond is not submitted.	On November 2, 2017, MINEM Resolution No. 419-E/2017 was published and its Annex replaces the similar Annex of Resolution No. 46-E/2017. The new resolution modifies the previous one in the following aspects: a) It defines that the Initial Production to be calculated will be the “monthly mean Non-Conventional Gas production assessed for the period between July 2016 and June 2017”. It also states that the Production Included, to the effect of the compensation, will be i) for the concessions with Initial Production lower than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting company is entitled, and ii) for the concessions with Initial Production higher than 500,000 m3/day, the total monthly production of Non-Conventional Gas coming from such Included Concession, to which the requesting party is entitled, discounting the Initial Production. b) It modifies the definition of Effective Price, previously defined as “the average price weighted by volume of total natural gas sales of each company in the domestic market”, to “the average price weighted by volume of total natural gas sales in the Argentine Republic that will be published by the Secretariat of Hydrocarbon Resources”, regulating the guidelines to be followed for such calculation. c) A requirement to qualify for the Program is included, that is, that the investment plan submitted for each concession reaches a yearly mean production, in any consecutive period of twelve months before December 31, 2019, equal to or higher than 500,000 m3/day, and the obligation to reimburse the amounts of the compensation received (updated to reflect interest) corresponding to the concessions that do not reach the above mentioned production level, with the possibility that the SRH may require filing a surety bond to guarantee the eventual reimbursement of the compensation received by the participating companies, and retaining the power to suspend payments if such bond is not submitted.
License agreement period																											35 or 45-year	35 or 45-year
Percentage increase in natural gas rate resulting from RTI															30.00%	40.00%	30.00%
Applicable general income tax rate																											30.00%	30.00%	30.00%	35.00%
Withholding tax on dividends																													7.00%
Withholding on capital gains percentage																											15.00%	15.00%
Calculation of actual or presumed gains equivalent base on sale price																											90.00%	90.00%
Applicable rate on foreign																								15.00%
Percentage of net sale price where applicable rate calculated																											90.00%	90.00%
Percentage of tax effect provided on bank debit and credits													33.00%
Exchange rate per per dollar | $ / Per_Unit				51.77			49.30
Economic compensation to producers for the commercialization of butane and propane | Pesos																																							0
General tax rate																											30.00%	30.00%	30.00%	35.00%
Natural gas program bonds [member]
Main regulations and others [line items]
Monthly consecutive installments | Installments																							29
Issuance of bonds																							$ 1,600.0
Estimated amount of compensation included																							$ 758.8
Escrow account maximum balance																												$ 758.8
Proceeds from issue of bonds																												$ 353.8
Installment period one [member] | Natural gas program bonds [member]
Main regulations and others [line items]
Bonds repayment percentage																							6.66%
Installment period two [member] | Natural gas program bonds [member]
Main regulations and others [line items]
Bonds repayment percentage																							3.33%
Installment period three [member] | Natural gas program bonds [member]
Main regulations and others [line items]
Bonds repayment percentage																							3.34%
Decree no372019 [member]
Main regulations and others [line items]
Export percentage on FOB price																																8.00%
Elimation price/us dollar | Pesos																																4
General rate on hydrocarbon exports																																12.00%
Resolution no1682019 [member]
Main regulations and others [line items]
New resolution modification description						On August 21, 2019, UHaF Resolution No. 168/2019 was published, which approved the terms and conditions of the regime for natural gas exports on a firm basis applicable to the period between September 15, 2019 and May 15, 2020, sets forth a maximum volume of natural gas that may be exported to Chile on a firm basis of 10,000,000 m3/d (divided into three export zones, Northwest, Central-West and South, each of them with a maximum volume of 1,000,000, 6,500,000 and 2,500,000 m3/d, respectively)
Resolution no3362019 [member]
Main regulations and others [line items]
Percent of Invoices issued																																				22.00%
Service stations [member]
Main regulations and others [line items]
Percentage of Increase in purchase price				5.00%			4.00%
Real estate not classified as inventories [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax																											8.00%	8.00%
Real estate classified as inventories [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax																											15.00%	15.00%
Quotas and equity interests [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax																											5.00%	5.00%
Rest of assets [member] | Argentina [member]
Main regulations and others [line items]
Percentage of revaluation special tax																											10.00%	10.00%
BONAR Two Thousand Twenty US Dollar [member]
Main regulations and others [line items]
Face value																																								$ 12.0	$ 630.0
Brent Oil [member]
Main regulations and others [line items]
Purchase price | $ / bbl							59																											68	67		66
Percentage of Increase in purchase price				5.00%			5.58%
Gasolines [member]
Main regulations and others [line items]
Percentage of Increase in purchase price												5.00%
Gas oil [member]
Main regulations and others [line items]
Percentage of Increase in purchase price												4.50%
Consumer prices of fuels [member]
Main regulations and others [line items]
Percentage of Increase in purchase price																									3.00%
Natural gas [member]
Main regulations and others [line items]
Discount percent on gas																																						27.00%
Propane gas [member]
Main regulations and others [line items]
Discount percent on gas																																						12.00%
Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Maximum duration of program																															5 years
Gain on net financial Results																											$ 804
Issuance of public debt instruments									$ 1,600.0
Natural gas additional injection stimulus programs [member] | BONAR 2020 [member]
Main regulations and others [line items]
Bond annual interest rate																			8.00%
Bond mature year																			2020
Aggregate selling percentage																			3.00%
Compensation payment installments | Installment														3
Natural gas additional injection stimulus programs [member] | BONAR Two Thousand Twenty US Dollar [member]
Main regulations and others [line items]
Bond mature year																			2020
Compensation procedure stating period														within 20 business days from the publication of the resolution.
Natural gas additional injection stimulus programs [member] | Program exchange rate [member]
Main regulations and others [line items]
Percentage of debt														85.00%
Natural gas additional injection stimulus programs [member] | Program exchange rate devaluated [member]
Main regulations and others [line items]
Percentage of debt														15.00%
Natural Gas New Projects Stimulus Program [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																				7.50
Gas IV Plan [member]
Main regulations and others [line items]
Percentage of guarantee obligations									30.00%
Price reduction percentage to natural gas sales for electricity generation											20.00%
Natural gas [member]
Main regulations and others [line items]
Export duty taxable amount										4 Pesos per each U.S. dollar
Decrease in export duty percentage										12.00%
Percentage of export duties aliquot									30.00%
Percentage of export duties not applicable									12.00%
Percentage of export duties not applicable tax									0.00%
0 to 1 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																											7.50	7.50
1 - 2 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																											7.00	7.00
2 - 3 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																											6.50	6.50
3 - 4 year [member]
Main regulations and others [line items]
Minimum sales price of natural gas to internal market | MMBTU																											6.00	6.00
Scenario Forecast [member]
Main regulations and others [line items]
Applicable general income tax rate			25.00%					30.00%														25.00%				25.00%	30.00%	30.00%
Withholding tax on dividends																										13.00%
Social security percentage	19.50%
General tax rate			25.00%					30.00%														25.00%				25.00%	30.00%	30.00%
Bottom of range [member]
Main regulations and others [line items]
Tax rate on shares and ownership interests																												0.25%
Bottom of range [member] | Resolution 5062019 [member]
Main regulations and others [line items]
Export price/MMBTU | MMBTU																																	0.1
Bottom of range [member] | Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																															4.00
Bottom of range [member] | Scenario Forecast [member]
Main regulations and others [line items]
Withholding tax on dividends		7.00%
Top of range [member]
Main regulations and others [line items]
Percentage of tax effect on bank debit and credits																													20.00%
Tax rate on shares and ownership interests																												0.50%
Top of range [member] | Resolution 5062019 [member]
Main regulations and others [line items]
Export price/MMBTU | MMBTU																																	0.2
Top of range [member] | Natural gas additional injection stimulus programs [member]
Main regulations and others [line items]
Project stimulus price | MMBTU																															7.50
Top of range [member] | Natural gas additional injection stimulus programs [member] | BONAR 2020 [member]
Main regulations and others [line items]
Accrued selling percentage																			12.00%
Top of range [member] | Scenario Forecast [member]
Main regulations and others [line items]
Withholding tax on dividends		13.00%
Metrogas [member]
Main regulations and others [line items]
Public distribution service term																											35 years	35 years
Percentage of equity acquired																								70.00%					70.00%
Hydrocarbon distribution [member]
Main regulations and others [line items]
Percentage of royalties in case of granted extensions																					18.00%
Percentage of average basin price applicable to hydrocarbons																					2.00%
Direct investment in foreign currency amended by law																												$ 250.0
Percentage of sale on production of liquid and gaseous hydrocarbons																											20.00%	20.00%
Percentage of export duty for liquid and gaseous hydrocarbons																											0.00%	0.00%
Export duty percentage										12.00%
Export duty taxable amount										4 Pesos per U.S. dollar
Hydrocarbon distribution [member] | Goods other than primary products [member]
Main regulations and others [line items]
Export duty taxable amount										3 Pesos per U.S. dollar
Hydrocarbon distribution [member] | Bottom of range [member]
Main regulations and others [line items]
Percentage of maximum royalties established																					12.00%
Direct investment in foreign currency																												$ 1,000.0
Foreign currency from export of hydrocarbons to argentine market																												$ 1,000.0
ENARGAS [member]
Main regulations and others [line items]
Adjustment gain or loss																											$ 622